REPORTABLE SEGMENTS - Revenue information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) a	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
REPORTABLE SEGMENTS
Revenues	$ 8,172,553	$ 8,988,343	$ 35,836,809	$ 22,652,885
Cost of revenues	6,307,511	5,974,610	24,371,255	16,706,177
Selling, general and administrative expenses
Facility costs	141,205	150,428	462,880	522,097
Insurance expenses	251,917	176,962	771,934	872,301
Marketing expenses	548,087	2,065,097	3,366,348	3,267,412
Operational expenses	1,952,801	1,705,422	8,684,844	5,015,077
Compensation and related benefits	1,796,725	1,813,191	8,478,955	7,342,339
Travel & entertainment	89,054	100,242	315,175	141,532
Vehicle expenses	97,340	166,129	608,345	576,578
Depreciation	105,089	55,372	419,701	265,652
Amortization	107,920	54,333	394,668	519,729
MSA Working Capital Adjustment				(3,377,288)
Total selling, general and administrative expenses	5,090,138	6,287,176	23,502,849	15,145,429
Loss on impairment			548,492	2,403,628
(Loss) income from operations	(3,225,096)	(3,273,443)	(12,585,787)	(11,602,349)
Other (expense) income, net	(3,444,649)	(3,703,896)	(3,487,971)	(10,905,859)
Net loss	(6,669,745)	(6,977,339)	(16,073,758)	(22,508,208)
Total assets	39,822,015	12,754,661	36,170,124	12,756,542
Capital expenditures	$ 1,155		49,670	27,044
Area of Land | a	76
Owned Service Network
REPORTABLE SEGMENTS
Revenues	$ 2,349,896	4,247,541	17,907,967	12,201,600
Cost of revenues	1,918,536	2,229,825	10,639,101	7,633,214
Selling, general and administrative expenses
Facility costs	77,241	35,841	201,198	178,416
Insurance expenses	91,333	40,419	210,865	262,063
Marketing expenses	136,641	1,452,102	2,311,006	691,980
Operational expenses	428,414	493,218	3,696,282	653,618
Compensation and related benefits	602,622	865,261	4,024,294	2,554,216
Travel & entertainment	19,782	29,050	79,682	61,700
Vehicle expenses	89,377	66,150	462,668	206,234
Depreciation	31,144	53,335	209,186	216,776
Amortization	25,559	34,335	181,058	330,750
Total selling, general and administrative expenses	1,502,113	3,069,711	11,376,239	5,155,753
Loss on impairment			548,492	2,403,628
(Loss) income from operations	(1,070,753)	(1,051,995)	(4,655,865)	(2,990,995)
Other (expense) income, net	(3,118,146)	(55,905)	200,091
Net loss	(4,188,899)	(1,107,900)	(4,455,774)	(2,990,995)
Total assets	4,291,230	4,503,230	7,573,010	3,379,649
Capital expenditures	1,155		49,670	27,044
Managed Solutions
REPORTABLE SEGMENTS
Revenues	334,241	1,756,368	3,126,238	4,429,995
Cost of revenues	227,899	1,341,191	2,277,248	4,412,938
Selling, general and administrative expenses
Facility costs	12,102	101,033	143,730	300,686
Insurance expenses	8,798	22,730	51,730	223,046
Marketing expenses	33,940	74,784	168,036	251,520
Operational expenses	(52,114)	(538,229)	(43,663)	420,063
Compensation and related benefits	96,611	659,299	994,087	2,147,486
Travel & entertainment	(1,221)	3,244	4,778	21,318
Vehicle expenses	6,960	99,979	128,830	167,600
Amortization			3,071
MSA Working Capital Adjustment				(3,377,288)
Total selling, general and administrative expenses	105,076	422,840	1,450,599	154,431
(Loss) income from operations	1,266	(7,663)	(601,609)	(137,374)
Net loss	1,266	(7,663)	(601,609)	(137,374)
Total assets	731,774		751,591	705,522
Logistics
REPORTABLE SEGMENTS
Revenues	3,111,340	2,537,430	12,033,756	4,307,602
Cost of revenues	2,427,097	2,009,534	9,227,775	3,447,440
Selling, general and administrative expenses
Insurance expenses	21,945	13,695	57,827	31,508
Operational expenses	255,256	321,537	748,231	541,489
Compensation and related benefits	328,412		1,303,117
Travel & entertainment	14,256	8,450	43,342	4,973
Amortization	41,464	9,335	148,192	99,553
Total selling, general and administrative expenses	661,333	353,017	2,300,709	677,523
(Loss) income from operations	22,910	174,879	505,272	182,639
Other (expense) income, net	5,769		(87,082)
Net loss	28,679	174,879	418,190	182,639
Total assets	3,756,092	3,195,017	3,833,283	3,085,843
Transportation
REPORTABLE SEGMENTS
Revenues	407,941	447,004	2,065,680	1,713,688
Cost of revenues	460,927	394,060	1,689,408	1,212,585
Selling, general and administrative expenses
Facility costs	14,720	13,554	61,346	38,512
Insurance expenses	170	198	764	884
Marketing expenses		1,167	3,775	11,506
Operational expenses	29,667	71,885	291,605	540,901
Compensation and related benefits	133,844	48,446	444,223	756,406
Travel & entertainment	11,622	4,572	52,261	18,473
Vehicle expenses			80
Depreciation	4,907	2,037	17,097	6,997
Amortization	8,629	10,341	36,428	68,118
Total selling, general and administrative expenses	203,559	152,200	907,579	1,441,797
(Loss) income from operations	(256,545)	(99,256)	(531,306)	(940,694)
Other (expense) income, net	(43,447)		1,849,158
Net loss	(299,992)	(99,256)	1,350,842	(940,694)
Total assets	981,712	$ 1,731,343	2,747,593	1,259,687
Distributed Energy & Renewables
REPORTABLE SEGMENTS
Revenues	119,209		703,168
Cost of revenues	67,237		537,723
Selling, general and administrative expenses
Facility costs	24,468		44,884
Insurance expenses	157		2,529
Marketing expenses	136
Operational expenses	31,414		84,693
Compensation and related benefits	71,441		40,216
Travel & entertainment			216
Depreciation	59,392		167,748
Amortization	1,089		4,059
Total selling, general and administrative expenses	188,097		344,345
(Loss) income from operations	(136,125)		(178,901)
Other (expense) income, net			(11,008)
Net loss	(136,125)		(222,899)
Total assets	$ 3,697,589		4,233,362
Corporate and Strategic Assets
Selling, general and administrative expenses
Facility costs			11,723	4,483
Insurance expenses			448,219	354,800
Marketing expenses			883,531	2,312,406
Operational expenses			3,907,696	2,859,007
Compensation and related benefits			1,673,018	1,884,231
Travel & entertainment			134,896	35,068
Vehicle expenses			16,766	202,744
Depreciation			25,670	41,879
Amortization			21,860	21,308
Total selling, general and administrative expenses			7,123,379	7,715,925
(Loss) income from operations			(7,123,379)	(7,715,925)
Other (expense) income, net			(5,439,130)	(10,905,859)
Net loss			(12,562,509)	(18,621,784)
Total assets			$ 17,031,285	$ 4,325,841